Accounts Receivable, Net - Schedule of Components of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Accounts Receivable [Abstract]
Accounts receivable	$ 7,737,897	$ 10,683,202
Less: allowance for doubtful accounts	(227,625)	(469,632)	$ (538,169)
Accounts receivable, net	$ 7,510,272	$ 10,213,570